Schedule 1-Condensed Financial Statement of Bright Scholar Education Holdings Limited - Statements of Shareholders' Equity (Parenthetical) (Detail) - Bright Scholar Education Holdings Limited - Treasury Stock - CNY (¥)
¥ in Thousands
	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Repurchase of ordinary shares	1,207,465	0	0
Repurchase of ordinary shares,value	¥ 114,554	¥ 0	¥ 0